Cover	6 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Acco Group Holdings Limited
Entity Central Index Key	0002038378
Entity File Number	001-42902
Current Fiscal Year End Date	--06-30